Summary of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Research Management, Inc. (Detail) - USD ($) $ in Thousands			9 Months Ended
		Sep. 15, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 764,377				$ 616,088	$ 588,434
Total consideration			$ 144,131	$ 54,009
Clinical Research Management Inc.
Business Acquisition [Line Items]
Cash		$ 3,168
Property, plant and equipment		939
Goodwill	[1]	35,969
Accounts receivable		11,431
Unbilled revenue		3,868
Prepayments and other current assets		1,673
Accounts payable		(165)
Other liabilities		(5,569)
Non-current other liabilities		(7)
Net assets acquired		58,396
Cash outflows (including other liabilities assumed of $9.2 million)		52,396
Assessment of valuation of contingent consideration at acquisition		6,000			$ 0	$ 6,000
Total consideration		58,396
Clinical Research Management Inc. | Order Backlog
Business Acquisition [Line Items]
Intangible assets		1,668
Clinical Research Management Inc. | Customer Lists
Business Acquisition [Line Items]
Intangible assets		4,012
Clinical Research Management Inc. | Brand
Business Acquisition [Line Items]
Intangible assets		$ 1,409

[1]	Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.